Segment, Geographic and Other Revenue Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 51,750	$ 53,647	$ 52,546
Earnings	17,682	11,885	12,305
Depreciation and Amortization	6,010	6,384	6,269
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	49,653	50,042	48,977
Earnings	31,301	32,374	31,542
Depreciation and Amortization	1,063	1,065	1,006
Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	2,098	3,605	3,472
Earnings	(5,723)	(5,283)	(5,302)
Depreciation and Amortization	108	146	142
Corporate [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	97
Earnings	(5,859)	(6,383)	(6,299)
Depreciation and Amortization	453	503	465
Biopharma Segment [Member]
Segment Reporting Information [Line Items]
Revenues	39,419	37,558	35,530
Biopharma Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	39,419	37,558	35,530
Earnings	24,517	23,738	22,194
Depreciation and Amortization	958	953	881
Upjohn Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	10,233	12,484	13,447
Earnings	6,785	8,636	9,348
Depreciation and Amortization	105	112	125
Purchase Accounting Adjustments [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Earnings	(4,333)	(4,786)	(4,758)
Depreciation and Amortization	4,347	4,620	4,565
Acquisition-Related Costs [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Earnings	(185)	(318)	(456)
Depreciation and Amortization	3	12	39
Certain Significant Items [Member] | Segment Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Earnings	2,481	(3,719)	(2,423)
Depreciation and Amortization	$ 36	$ 38	$ 52